[GRAPHIC OMITTED]
                                                       Deutsche Asset Management

                                                               Mutual Fund
                                                              Semi-Annual Report
                                                                   June 30, 2001

                                          Class A Shares and Institutional Class

Short-Intermediate Income Fund


                                                               [GRAPHIC OMITTED]
                                                                 A Member of the
                                                             Deutsche Bank Group

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              REPORT HIGHLIGHTS ................................... 3
              LETTER TO SHAREHOLDERS .............................. 4
              PERFORMANCE COMPARISON .............................. 5
              ADDITIONAL PERFORMANCE .............................. 6

              SHORT-INTERMEDIATE INCOME FUND
                 Schedule of Investments .......................... 7
                 Statement of Assets and Liabilities ..............10
                 Statement of Operations ..........................11
                 Statements of Changes in Net Assets ..............12
                 Financial Highlights .............................14
                 Notes to Financial Statements ....................15


                      -----------------------------------
                The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                      -----------------------------------

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                                        2

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
REPORT HIGHLIGHTS

o The Federal Reserve is combating US economic weakness with aggressive monetary easing

o Recession has become more of a concern than inflation

o Despite huge issuance and economic weakness, corporate bonds performed well in the 1st half of 2001 as investors sought higher yields

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                                        3

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

Dear Shareholders:

We are pleased to report on the Fund's progress for the period ended June 30, 2001.

As signs begin to point to a leveling off in the rate of decline of the US economy, so too has the Federal Reserve slowed the pace of easing monetary conditions. By lowering both the Federal Funds rate and the Discount rate by 25 basis points (the previous five reductions had each been 50 basis points) the Federal Reserve seems to be biding time to assess the effects of one of the swiftest monetary easings in modern history. Corporate retrenchment and weak corporate earnings are balanced against a strong, confident consumer and time will tell which force will prevail.

Because of the aggressive easing by the Federal Reserve in the first half of the year, rates on short and intermediate high quality bonds declined substantially. Your Fund, by its very nature, was a full participant in the price appreciation precipitated by these rate declines.

OUTLOOK AND PORTFOLIO CONSIDERATIONS
Despite, or perhaps because of, these aggressive easings, yields on Treasuries with maturities longer than two years were higher at the end of the quarter than they had been three months prior. In this environment, short and intermediate bonds exhibited better returns than longer securities due to their greater level of price stability. The first half of the year saw a torrid pace of corporate bond issuance as US companies replaced their commercial paper borrowings with longer-term debt, and raised additional funds as well. Despite this avalanche of supply, returns of corporate bonds were solid as investors bid up prices in their quest for yield. Mortgage supply was also plentiful, as both new mortgage loans and refinancings were strong.

In your Fund, we have selectively reduced our corporate holdings in favor of higher quality and higher yielding mortgage-backed securities. Continued fears of prepayments have kept that market relatively cheap. We intend to add to our mortgage positions, anticipating that as interest rate declines slow, so too will refinancings of mortgages by homeowners. Having weathered the storm of inflation worries earlier in the year caused by perceptions of an overly aggressive central bank, we sold our Treasury Inflation Protected Securities
(TIPS). The corporate bond market continues to have value, but we will be increasingly careful about credit quality.

Sincerely,

/S/ PAUL D. CORBIN

/S/ ELLEN D. HARVEY

Paul D. Corbin and Ellen D. Harvey
Portfolio Managers of the
SHORT-INTERMEDIATE INCOME FUND
June 30, 2001

 SECTOR ALLOCATION
 As of June 30, 2001
 (percentages are based on total net assets in the Fund)
--------------------------------------------------------------------------------
Corporates                                29%
Asset-Backed Securities                   15%
Cash & Other Assets                        4%
Treasury and Agency                       17%
Mortgage-Backed Securities                35%


 SECTOR ALLOCATION
 As of December 31, 2000
 (percentages are based on total net assets in the Fund)
--------------------------------------------------------------------------------
Corporates                                27%
Asset-Backed Securities                   24%
Cash & Other Assets                        7%
Treasury and Agency                       20%
Mortage-Backed Securities                 22%

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                                        4
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Short-Intermediate Income Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1


                               [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Short-Intermediate Income Fund--Class A Shares,
Lehman Brothers Intermediate Gov't/Credit Index,
Merrill Lynch 1-3 Year Treasury Index and Lipper Short-Intermediate Investment Grade Debt Funds Average
Growth of a $10,000 Investment (since May 13, 1991)2

                                                                 Lipper Short-
        Short-Intermediate  Lehman Brothers    Merrill Lynch     Intermediate
          Income Fund -      Intermediate         1-3 Year     Investment Grade
          Class A Shares  Gov't/Credit Index  Treasury Index  Debt Funds Average

05/13/91        10,000          10,000            10,000            10,000
6/30/91          9,980          10,037            10,041            10,004
7/31/91         10,103          10,125            10,128            10,105
8/31/91         10,257          10,262            10,267            10,289
9/30/91         10,432          10,373            10,378            10,459
10/31/91        10,567          10,485            10,489            10,577
11/30/91        10,701          10,591            10,598            10,692
12/31/91        10,979          10,751            10,759            10,957
1/31/92         10,776          10,740            10,743            10,857
2/29/92         10,792          10,773            10,781            10,897
3/31/92         10,756          10,771            10,776            10,869
4/30/92         10,845          10,870            10,874            10,950
5/31/92         11,032          10,971            10,973            11,106
6/30/92         11,208          11,084            11,085            11,266
7/31/92         11,462          11,214            11,209            11,480
8/31/92         11,510          11,305            11,308            11,582
9/30/92         11,690          11,412            11,416            11,724
10/31/92        11,564          11,344            11,347            11,585
11/30/92        11,481          11,328            11,329            11,538
12/31/92        11,603          11,434            11,437            11,663
1/31/93         11,854          11,557            11,555            11,865
2/28/93         12,051          11,651            11,655            12,046
3/31/93         12,091          11,689            11,690            12,083
4/30/93         12,187          11,762            11,762            12,172
5/31/93         12,158          11,735            11,729            12,163
6/30/93         12,336          11,824            11,816            12,340
7/31/93         12,387          11,852            11,843            12,382
8/31/93         12,578          11,951            11,946            12,566
9/30/93         12,639          11,989            11,985            12,617
10/31/93        12,688          12,017            12,009            12,650
11/30/93        12,586          12,021            12,012            12,584
12/31/93        12,645          12,070            12,057            12,636
1/31/94         12,791          12,147            12,134            12,764
2/28/94         12,576          12,073            12,056            12,588
3/31/94         12,323          12,010            11,996            12,388
4/30/94         12,226          11,965            11,954            12,300
5/31/94         12,238          11,981            11,971            12,288
6/30/94         12,226          12,013            12,006            12,271
7/31/94         12,374          12,122            12,110            12,420
8/31/94         12,424          12,163            12,152            12,455
9/30/94         12,300          12,136            12,124            12,360
10/31/94        12,275          12,164            12,151            12,349
11/30/94        12,212          12,113            12,096            12,306
12/31/94        12,225          12,136            12,124            12,345
1/31/95         12,403          12,302            12,293            12,513
2/28/95         12,671          12,472            12,461            12,729
3/31/95         12,723          12,543            12,531            12,805
4/30/95         12,851          12,656            12,642            12,938
5/31/95         13,265          12,869            12,863            13,278
6/30/95         13,356          12,947            12,933            13,358
7/31/95         13,355          12,999            12,986            13,366
8/31/95         13,474          13,078            13,064            13,478
9/30/95         13,619          13,142            13,128            13,574
10/31/95        13,791          13,252            13,238            13,714
11/30/95        13,965          13,366            13,355            13,869
12/31/95        14,125          13,467            13,457            14,002
1/31/96         14,233          13,583            13,572            14,107
2/29/96         14,071          13,531            13,515            13,974
3/31/96         14,003          13,522            13,503            13,911
4/30/96         13,949          13,535            13,514            13,873
5/31/96         13,922          13,567            13,542            13,868
6/30/96         14,060          13,666            13,639            13,992
7/31/96         14,116          13,719            13,693            14,035
8/31/96         14,101          13,770            13,739            14,045
9/30/96         14,325          13,896            13,864            14,218
10/31/96        14,578          13,899            14,021            14,434
11/30/96        14,776          14,159            14,129            14,599
12/31/96        14,691          14,162            14,129            14,537
1/31/97         14,734          14,230            14,195            14,592
2/28/97         14,763          14,265            14,228            14,623
3/31/97         14,662          14,254            14,222            14,549
4/30/97         14,821          14,371            14,339            14,696
5/31/97         14,937          14,471            14,436            14,799
6/30/97         15,069          14,573            14,536            14,923
7/31/97         15,319          14,734            14,696            15,175
8/31/97         15,260          14,748            14,709            15,126
9/30/97         15,438          14,858            14,821            15,283
10/31/97        15,588          14,968            14,930            15,411
11/30/97        15,618          15,006            14,966            15,441
12/31/97        15,738          15,105            15,068            15,542
1/31/98         15,920          15,251            15,214            15,719
2/28/98         15,905          15,263            15,228            15,715
3/31/98         15,951          15,323            15,290            15,772
4/30/98         16,012          15,398            15,362            15,839
5/31/98         16,120          15,481            15,444            15,947
6/30/98         16,229          15,562            15,524            16,033
7/31/98         16,291          15,635            15,597            16,090
8/31/98         16,541          15,815            15,793            16,292
9/30/98         16,809          16,028            16,002            16,571
10/31/98        16,761          16,097            16,080            16,545
11/30/98        16,746          16,094            16,066            16,546
12/31/98        16,809          16,157            16,122            16,616
1/31/99         16,890          16,226            16,187            16,704
2/28/99         16,713          16,158            16,107            16,529
3/31/99         16,842          16,273            16,218            16,652
4/30/99         16,875          16,328            16,270            16,698
5/31/99         16,760          16,315            16,261            16,603
6/30/99         16,761          16,364            16,311            16,608
7/31/99         16,761          16,411            16,363            16,600
8/31/99         16,761          16,454            16,411            16,611
9/30/99         16,928          16,564            16,517            16,758
10/31/99        16,945          16,614            16,562            16,788
11/30/99        16,961          16,651            16,593            16,815
12/31/99        16,927          16,667            16,617            16,794
1/31/00         16,876          16,667            16,610            16,750
2/29/00         17,030          16,782            16,721            16,874
3/31/00         17,202          16,878            16,825            17,018
4/30/00         17,115          16,910            16,869            16,986
5/31/00         17,115          16,971            16,938            17,006
6/30/00         17,446          17,157            17,114            17,269
7/31/00         17,534          17,274            17,222            17,384
8/31/00         17,780          17,411            17,349            17,554
9/30/00         17,957          17,553            17,474            17,715
10/31/00        18,028          17,632            17,568            17,753
11/30/00        18,261          17,796            17,735            17,967
12/31/00        18,566          18,010            17,946            18,239
1/31/01         18,837          18,265            18,171            18,503
2/28/01         19,000          18,395            18,289            18,662
3/31/01         19,128          18,501            18,442            18,795
4/30/01         19,128          20 110            18,491            18,764
5/31/01         19,220          20 223            18,595            18,860
6/30/01         19,275          20 298            18,659            18,929


                                                               CUMULATIVE TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS

   Periods Ended               6 Months  1 Year  3 Years  5 Years  10 Years       Since   1 Year 3 Years  5 Years  10 Years   Since
   June 30, 2001                                                            Inception 2                                 Inception 2
-----------------------------------------------------------------------------------------------------------------------------------
 Short-Intermediate Income Fund
   Class A Shares                 3.82%  10.48%   18.77%   37.09%    93.14%      92.75%   10.48%   5.90%    6.51%     6.80%   6.69%
   Institutional Class            3.96%  10.69%   19.67%   38.69%      n/a       41.10%   10.69%   6.17%    6.76%      n/a    6.27%
-----------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Intermediate
   Gov't/Credit Index 3           4.08%  11.04%   20.57%   40.31%   102.83%     102.98%6  11.04%   6.43%    7.01%     7.33%   7.27%6
-----------------------------------------------------------------------------------------------------------------------------------
 Merrill Lynch 1-3 Year
   Treasury Index 4  3.97%        9.02%  20.18%   36.79%  85.83%     86.59%6      9.02%    6.32%   6.47%    6.39%     6.38%6
-----------------------------------------------------------------------------------------------------------------------------------
 Lipper Short-Intermediate Investment
   Grade Debt Funds Average 5     3.64%   9.18%   17.64%  34.55%     89.23%      89.29%6   9.18%   5.56%    6.11%     6.58%   6.53%6
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of any sales charges. Performance figures for the classes differ because each class maintains a distinct expense structure.Performance would have been lower during specific periods if certain of the Fund's fees and expenses had not been waived.
2 Inception dates: Class A Shares May 13, 1991 and Institutional Class November
  2, 1995.
3 Lehman Brothers Intermediate Government/Credit Total Return Index, our primary benchmark, is an unmanaged total return index consisting of all US Government agency and Treasury securities, as well as all investment grade corporate debt securities with maturities of one to three years. Prior shareholder reports referred to this index as the Lehman 1-3 Year Gov't/Credit Index. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
4 The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that is widely recognized as a general measure of the performance in the short-term Treasury sector. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
5 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.
6 Since Inception benchmark returns are for comparative purposes relative to Class A Shares and are for the periods beginning May 31, 1991.

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                                        5
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Short-Intermediate Income Fund
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ADDITIONAL PERFORMANCE

The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include the total return of each of the Fund's classes, according to a standardized formula, for various time periods through the end of the most recent fiscal quarter.

The SEC standardized total return figures include the impact of the 1.50% maximum initial sales charge for the Fund's Class A Shares. Returns would be higher for Class A Shares investors who qualified for a lower initial sales charge.

The SEC total return figures may differ from total return figures in the Shareholder Letter and Performance Comparison section because the SEC figures include the impact of sales charges while the total return figures in the other sections do not. Any performance figures shown are for the full period indicated.

These figures assume the reinvestment of dividend and capital gain distributions.

                                                  AVERAGE ANNUAL TOTAL RETURNS

   Periods Ended                        1 Year   5 Years   10 Years      Since
   June 30, 2001                                                   Inception 1
--------------------------------------------------------------------------------
 Short-Intermediate Income Fund--
   Class A Shares                         8.83%     6.19%     6.64%      6.53%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance would have been lower during specific periods if certain of the Fund's fees and expenses had not been waived.
1 Inception date: May 13, 1991.

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                                        6
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Short-Intermediate Income Fund
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SCHEDULE OF INVESTMENTS June 30, 2001 (Unaudited)

                                              S&P         PAR
  SECURITY                               RATING 1       (000)      MARKET VALUE
--------------------------------------------------------------------------------
CORPORATE NOTES--28.40%
   Applied Materials, Inc.
     8.00%, 9/1/04 .........................   A-      $2,000       $ 2,127,522
   Atlantic City Electric
     6.00%, 1/15/03 ........................   A-       2,000         2,014,960
   Baltimore Gas & Electric
     6.75%, 6/5/12 .........................    A       1,000         1,032,966
   Block Financial Corp.
     6.75%, 11/1/04 ........................ BBB+       2,220         2,241,165
   Countrywide Home Loan
     7.26%, 5/10/04 ........................    A       3,000         3,143,199
   First Maryland Bancorp
     7.20%, 7/1/07 .........................   A-       2,000         2,024,052
   Ford Motor Credit Co.
     7.375%, 10/28/09 ......................    A       2,000         2,027,680
   General Electric Capital Corp.
     7.50%, 6/5/03 .........................  AAA       1,000         1,050,351
   General Motors Acceptance Corp.
     6.625%, 10/1/02 .......................    A       2,000         2,042,386
   Hewlett-Packard Co.
     7.15%, 6/15/05 ........................  AA-       2,250         2,327,447
   New York Telephone
     7.375%, 12/15/11 ......................   AA       1,000         1,004,393
   Sara Lee Corp.
     7.40%, 3/22/02 ........................  AA-         500           510,624
   Wilmington Trust Corp.
     6.625%, 5/1/08 ........................   A-         500           494,078
   WorldCom Inc.
     8.00%, 5/15/06 ........................   A-       2,000         2,073,312
                                                                    -----------
TOTAL CORPORATE NOTES
   (Cost $23,700,284) .............................................  24,114,135
                                                                    -----------
US GOVERNMENT AGENCY SECURITIES--52.17%
FEDERAL FARM CREDIT BANK--2.37%
   Federal Farm Credit Bank
     6.00%, 6/11/08 ........................ NR 2       2,000         2,011,044
                                                                    -----------
FEDERAL HOME LOAN BANK NOTES--8.54%
   Federal Home Loan Bank
     6.75%, 8/15/07 ........................ NR 2       3,000         3,147,066
     6.50%, 11/13/09 ....................... NR 2       4,000         4,107,396
                                                                    -----------
                                                                      7,254,462
                                                                    -----------
FEDERAL HOME LOAN MORTGAGE CORP. DEBENTURES--3.64%
   FHLMC
     6.25%, 7/15/04 ........................ NR 2       3,000         3,094,524
                                                                    -----------
GUARANTEED EXPORT TRUST--0.48%
   Guaranteed Export Trust, 94-F-A
     8.187%, 12/15/04 ......................  AAA         389           407,410
                                                                    -----------

See Notes to Financial Statements.
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                                        7
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Short-Intermediate Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2001 (Unaudited)

                                              S&P         PAR
  SECURITY                               RATING 1       (000)      MARKET VALUE
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES--34.81%
   FHLMC Pool #C00210
     8.00%, 1/1/23 .......................  AAA 3      $  288       $   301,487
   FHLMC Pool #C53378
     7.00%, 6/1/31 .......................  AAA 3       4,350         4,378,684
   FHLMC Pool #E20099
     6.50%, 5/1/09 .......................  AAA 3       2,196         2,236,716
   FHLMC Pool #G10049
     8.00%, 10/1/07 ......................  AAA 3         217           224,682
   FHLMC Pool #G10543
     6.00%, 6/1/11 .......................  AAA 3       1,449         1,446,568
   FHLMC Pool #G10682
     7.50%, 6/1/12 .......................  AAA 3       1,694         1,749,719
   FHLMC Pool #G10690
     7.00%, 7/1/12 .......................  AAA 3       1,752         1,793,617
   FNGL Pool #409589
     9.50%, 11/1/15 ......................  AAA 3         636           695,100
   FNMA Pool #326570
     7.00%, 2/1/08 .......................  AAA 3       1,489         1,528,548
   FNMA Pool #362537
     6.50%, 10/1/03 ......................  AAA 3       1,243         1,266,546
   FNMA Pool #433646
     6.00%, 10/1/13 ......................  AAA 3       4,211         4,183,982
   FNMA Pool #539082
     7.00%, 8/1/28 .......................  AAA 3       6,958         6,990,093
   FNMA Pool #572448
     7.00%, 3/1/27 .......................  AAA 3       1,106         1,110,973
   GNMA Pool #41529
     6.50%, 4/15/29 ......................  AAA 3       1,670         1,653,503
                                                                    -----------
                                                                     29,560,218
                                                                    -----------
STUDENT LOAN MARKETING ASSOCIATION--2.33%
   SLMA
     5.25%, 3/15/06 ......................    AAA       2,000         1,976,016
                                                                    -----------
TOTAL US GOVERNMENT AGENCY SECURITIES
   (Cost $43,997,753) .............................................  44,303,674
                                                                    -----------
ASSET-BACKED SECURITIES--15.15%
   California Infrastructure SCE 97-1-A6
     6.38%, 9/25/08 ......................    AAA       2,945         2,973,321
   Chase Funding Mortgage Loan Asset-Backed,
     1993-3, Class IA2
     7.062%, 8/25/14 .....................    AAA       1,250         1,277,039
   Chevy Chase Auto Receivables Trust,
     Series 97-3, Class A
     6.20%, 3/20/04 ......................    AAA         595           599,691
   CPS Auto Trust, 1998-2-A
     6.09%, 11/15/03 .....................    AAA       1,372         1,382,536
   Green Tree Financial Corp., 1994-6-A5
     8.25%, 1/15/20 ......................    NR 2        664           667,379
   IMC Home Equity Loan Trust 96-1-A6
     6.69%, 2/25/21 ......................    AAA       2,850         2,900,530
   Metris Master Trust, 97-1- A
     6.87%, 10/20/05 .....................    AAA       3,000         3,065,523
                                                                    -----------
TOTAL ASSET-BACKED SECURITIES
   (Cost $12,534,763) .............................................  12,866,019
                                                                    -----------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2001 (Unaudited)

                                              S&P         PAR
  SECURITY                               RATING 1       (000)      MARKET VALUE
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--0.02%
   FNMA Series 1988-18B
     9.40%, 7/25/03 ...................... AAA  3      $   18       $    17,727
                                                                    -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $17,759) .................................................      17,727
                                                                    -----------
REPURCHASE AGREEMENT--2.46%
   Goldman Sachs & Co., dated 06/29/01,
     3.90%, principal and interest in the
     amount of $2,092,680, due 07/02/01,
     collateralized by US Treasury Note,
     par value of $2,058,000, coupon rate
     8.625%, due 03/31/02, market value
     of $2,134,294 ...................................  2,092         2,092,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENT
   (Cost $2,092,000) ..............................................   2,092,000
                                                                    -----------
TOTAL INVESTMENTS 4--98.20%
   (Cost $82,342,559) ............................................. $83,393,555

OTHER ASSETS IN EXCESS OF LIABILITIES--1.80% ......................   1,523,371
                                                                    -----------
NET ASSETS--100.00% ............................................... $84,916,926
                                                                    ===========

--------------------------------------------------------------------------------
1 The Standard & Poor's rating indicated is believed to be the most recent available as of June 30, 2001.
2 Although this holding is not rated by S&P, it is rated AAA by Moody's.
3 Although not specifically rated by either S&P or Moody's, the Portfolio
  Managers deem the credit quality equivalent to AAA.
4 Aggregate cost for federal tax purposes.
The following organizations have provided underlying credit support for the securities as defined in the Schedule of Investments.
FHLMC -- Federal Home Loan Mortgage Corporation
FNGL  -- Federal National Mortgage Association Gold
FNMA  -- Federal National Mortgage Association
GNMA  -- Government National Mortgage Association
SLMA  -- Student Loan Marketing Association

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                              JUNE 30, 2001

ASSETS
   Investments, at value (cost $82,342,559) .................  $ 83,393,555
   Cash .....................................................       722,599
   Receivable for capital shares sold .......................           384
   Receivable for securities sold ...........................       101,301
   Dividend and interest receivable .........................       797,934
   Prepaid expenses and other ...............................        38,764
                                                               ------------
Total assets ................................................    85,054,537
                                                               ------------
LIABILITIES
   Payable for capital shares redeemed ......................        29,095
   Accounting fees payable ..................................         5,277
   Advisory fees payable ....................................        25,648
   Custody fees payable .....................................         3,954
   Transfer agent fees payable ..............................         2,771
   Accrued expenses and other ...............................        70,866
                                                               ------------
Total liabilities ...........................................       137,611
                                                               ------------
NET ASSETS ..................................................  $ 84,916,926
                                                               ============
COMPOSITION OF NET ASSETS
   Paid-in capital ..........................................    87,167,347
   Undistributed net investment income ......................       257,676
   Accumulated net realized loss from investment transactions    (3,559,093)
   Net unrealized appreciation on investments ...............     1,050,996
                                                               ------------
NET ASSETS ..................................................  $ 84,916,926
                                                               ============
NET ASSET VALUE PER SHARE
   Class A Shares 1 .........................................  $      10.42
                                                               ============
   Institutional Class 2 ....................................  $      10.57
                                                               ============

--------------------------------------------------------------------------------
1 Net asset value and redemption price per share (based on net assets of $37,747,598 and 3,623,038 shares outstanding). Maximum offering price per share was $10.58 ($10.42/0.985). Maximum offering price per share reflects the effect of the 1.50% front-end sales charge.
2 Net asset value, redemption price and offering price per share (based on net assets of $47,169,328 and 4,461,920 shares outstanding).

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                       FOR THE SIX MONTHS ENDED
                                                                  JUNE 30, 2001

INVESTMENT INCOME
   Interest ......................................................  $ 2,778,275
                                                                    -----------
EXPENSES
   Investment advisory fee .......................................      153,550
   Distribution fees:
     Class A Shares ..............................................       49,149
   Accounting fees ...............................................       40,035
   Professional fees .............................................       35,992
   Transfer agent fees ...........................................       15,418
   Printing and shareholder reports ..............................       13,392
   Custody fees ..................................................        9,045
   Registration fees .............................................        7,880
   Directors' fees ...............................................        1,190
   Miscellaneous .................................................        5,277
                                                                    -----------
Total expenses ...................................................      330,928
Less: fees waivers and/or expense reimbursements .................      (84,730)
                                                                    -----------
Net expenses .....................................................      246,198
                                                                    -----------
NET INVESTMENT INCOME ............................................    2,532,077
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from investment transactions ................      293,147
   Net change in unrealized appreciation/depreciation
      on investments .............................................      522,874
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ..................      816,021
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......................  $ 3,348,098
                                                                    ===========

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              FOR THE SIX             FOR THE
                                                                            MONTHS ENDED           YEAR ENDED
                                                                          JUNE 30, 2001 1   DECEMBER 31, 2000
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income .............................................       $  2,532,077        $  5,077,020
   Net realized gain (loss) from investment transactions .............            293,147            (502,696)
   Net change in unrealized appreciation/
     depreciation of investments .....................................            522,874           3,017,270
                                                                             ------------        ------------
Net increase in net assets from operations ...........................          3,348,098           7,591,594
                                                                             ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
     Class A Shares ..................................................           (955,353)         (2,337,472)
     Institutional Class .............................................         (1,195,743)         (2,612,115)
                                                                             ------------        ------------
Total distributions ..................................................         (2,151,096)         (4,949,587)
                                                                             ------------        ------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sales of shares .....................................         47,361,334          22,048,407
   Dividend reinvestments ............................................          1,077,649           2,086,940
   Cost of shares redeemed ...........................................        (49,650,278)        (25,022,510)
                                                                             ------------        ------------
Net decrease in net assets from capital share transactions ...........         (1,211,295)           (887,163)
                                                                             ------------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................            (14,293)          1,754,844
NET ASSETS
   Beginning of period ...............................................         84,931,219          83,176,375
                                                                             ------------        ------------
   End of period (including undistributed (distributions in excess of)
     net investment income of $257,676 and $(172,240),
     respectively) ...................................................       $ 84,916,926        $ 84,931,219
                                                                             ============        ============

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS A SHARES                      FOR THE SIX
                                    MONTHS ENDED
                                        JUNE 30,                                   FOR THE YEARS ENDED DECEMBER 31,
                                          2001 1         2000         1999          1998         1997          1996
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD .................. $10.28       $ 9.95        $10.48       $10.39       $10.28        $10.48
                                          ------       ------        ------       ------       ------        ------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income ................   0.35         0.61          0.57         0.58         0.61          0.63
   Net realized and unrealized gain
     (loss) on investments ..............   0.09         0.32         (0.50)        0.11         0.10         (0.23)
                                          ------       ------        ------       ------       ------        ------
Total from investment
   operations ...........................   0.44         0.93          0.07         0.69         0.71          0.40
                                          ------       ------        ------       ------       ------        ------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ................  (0.30)       (0.60)        (0.59)       (0.58)       (0.60)        (0.60)
   In excess net investment
     income .............................     --           --            --        (0.02)          --            --
   Return of capital ....................     --           --         (0.01)          --           --            --
                                          ------       ------        ------       ------       ------        ------
Total distributions .....................  (0.30)       (0.60)        (0.60)       (0.60)       (0.60)        (0.60)
                                          ------       ------        ------       ------       ------        ------
NET ASSET VALUE,
   END OF PERIOD ........................ $10.42       $10.28        $ 9.95       $10.48       $10.39        $10.28
                                          ======       ======        ======       ======       ======        ======
TOTAL INVESTMENT RETURN 2 ...............   3.82%        9.68%         0.70%        6.81%        7.13%         4.04%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets,
     end of period (000s) ...............$37,748      $39,173       $42,559      $47,107      $45,569       $58,584
   Ratios to average net assets:
     Net investment income ..............   5.63%3       6.07%         5.63%        5.57%        5.92%         6.11%
     Expenses after waivers
        and/or reimbursements ...........   0.70%3       0.70%4        0.70%        0.70%        0.70%         0.70%
     Expenses before waivers
        and/or reimbursements ...........   0.89%3       0.98%4        0.93%        0.93%        0.96%         0.99%
   Portfolio turnover rate ..............     24%          38%           47%          40%          65%           42%

--------------------------------------------------------------------------------
1 Unaudited.
2 Total return excludes the effect of sales charge.
3 Annualized.
4 This ratio excludes custody credits.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 INSTITUTIONAL SHARES                FOR THE SIX
                                    MONTHS ENDED
                                        JUNE 30,                                   FOR THE YEARS ENDED DECEMBER 31,
                                          2001 1         2000         1999          1998         1997          1996
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD ...............    $10.42       $10.08        $10.60       $10.50       $10.38        $10.58
                                          ------       ------        ------       ------       ------        ------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income .............      0.37         0.64          0.61         0.61         0.61          0.59
   Net realized and unrealized gain
     (loss) on investments ...........      0.09         0.32         (0.51)        0.11         0.13         (0.17)
                                          ------       ------        ------       ------       ------        ------
Total from investment
   operations ........................      0.46         0.96          0.10         0.72         0.74          0.42
                                          ------       ------        ------       ------       ------        ------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income .............     (0.31)       (0.62)        (0.60)       (0.61)       (0.62)        (0.62)
   In excess net investment
     income ..........................        --           --            --        (0.01)          --            --
   Return of capital .................        --           --         (0.02)          --           --            --
                                          ------       ------        ------       ------       ------        ------
Total distributions ..................     (0.31)       (0.62)        (0.62)       (0.62)       (0.62)        (0.62)
                                          ------       ------        ------       ------       ------        ------
NET ASSET VALUE,
   END OF PERIOD .....................    $10.57       $10.42        $10.08       $10.60       $10.50        $10.38
                                          ======       ======        ======       ======       ======        ======
TOTAL INVESTMENT RETURN ..............      3.96%        9.91%         1.02%        7.07%        7.40%         4.20%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets,
     end of period (000s) ............    47,169      $45,758       $40,617      $45,112      $32,056       $17,507
   Ratios to average net assets:
     Net investment income ...........      5.90%2       6.34%         5.88%        5.81%        6.17%         6.35%
     Expenses after waivers
        and/or reimbursements ........      0.45%2       0.45%3        0.45%        0.45%        0.45%         0.45%
     Expenses before waivers
        and/or reimbursements ........      0.65%2       0.73%3        0.68%        0.67%        0.72%         0.76%
   Portfolio turnover rate ...........        24%          38%           47%          40%          65%           42%

--------------------------------------------------------------------------------
1 Unaudited.
2 Annualized.
3 This ratio excludes custody credits.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Short-Intermediate Income Fund, Inc. (the 'Fund'), which was organized as a Maryland Corporation on April 16, 1990, began operations May 13, 1991. The Fund is registered under the Investment Company Act of 1940, as amended (the '1940 Act') as a diversified, open-end management investment company. The Fund seeks a high level of current income consistent with preservation of principal within an intermediate-term maturity structure.

The Fund consists of two active share classes: Class A Shares, which began operations on May 13, 1991, and Institutional Class, which began operations on November 2, 1995.

The Class A Shares have a 1.50% maximum front-end sales charge and a 0.25% distribution fee. The Institutional Class have neither a sales charge nor a distribution fee.

B. VALUATION OF SECURITIES
The Fund values debt securities based on quotations provided by a pricing service, which uses transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities to determine value. The Fund values portfolio securities that are primarily traded on a national exchange by using the last sale price reported for the day. The Fund values short-term obligations with maturities of 60 days or less at amortized cost, which approximates fair market value. When a market quotation is not readily available, or may be unreliable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. At June 30, 2001 there were no fair valued securities.

C. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND OTHER
Securities transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis. Income, gains and common expenses are allocated to each class based on its respective net assets. Class specific expenses are charged directly to each class, when incurred.

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities, and classify gains and losses realized on prepayments received on mortgage-backed securities presently included in realized gain/loss, as part of interest income. Management expects that the adoption of these principles will not impact the Fund's financial statements.

D. DISTRIBUTIONS
It is the Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

E. REPURCHASE AGREEMENTS
The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the seller agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

F. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required in the financial statements.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature.

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS
WITH AFFILIATES
Investment Company Capital Corp. ('ICCC'), an indirect wholly owned subsidiary of Deutsche Bank AG, is the Fund's investment advisor. As compensation for its advisory services, the Fund pays ICCC an annual fee. This fee is based on the Fund's average daily net assets and is calculated daily and paid monthly at the following annual rates: 0.35% of the first $1 billion, 0.30% of the next $500 million and 0.25% of the amount in excess of $1.5 billion.

ICCC has contractually agreed to waive its fees and reimburse expenses of the Fund, to the extent necessary, to limit Fund expenses to 0.70% of the Class A Shares' average daily net assets and 0.45% of the Institutional Class' average daily net assets.

As of May 1, 2001, Brown Advisory Incorporated (Brown Advisory) is the Fund's sub-advisor. Prior to May 1, 2001, Brown Advisory's affiliate, Brown Investment Advisory &Trust (Brown Trust), was the Fund's sub-advisor. As compensation for its sub-advisory services, ICCC pays Brown Advisory a fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 0.23% of the first $1 billion, 0.20% of the next $500 million and 0.16% of the amount in excess of $1.5 billion. Brown Advisory provides the same services that Brown Trust provided to the Fund and is entitled to receive the same rate of compensation. Brown Advisory has contractually agreed to waive its fees in proportion to any fee waivers by ICCC.

ICCC provides accounting services to the Fund for which the Fund pays ICCC an annual fee that is calculated daily and paid monthly based on the Fund's average daily net assets.

ICCC also provides transfer agency services to the Fund for which the Fund pays ICCC a per account fee that is calculated daily and paid monthly.

Certain officers and directors of the Fund are also officers or directors of ICCC. These persons are not paid by the Fund for serving in these capacities.

ICC Distributors, Inc. ('ICCD'), a non-affiliated entity, provides distribution services to the Fund for which ICCD is paid an annual fee, pursuant to rule 12b-1, that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the Class A Shares' average daily net assets. No distribution fees are charged to the Institutional Class.

Bankers Trust Company, an affiliate of ICCC, provides custody services to the Fund for which the Fund pays Bankers Trust an annual fee. Custody credits reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the Fund's custody charges.

The Fund participates along with other former Flag Investors Funds in a retirement plan (the Plan) for eligible Directors. On February 12, 2001, the Board of Directors of the Fund, as well as each fund participating in the Plan, voted to amend the Plan effective December 31, 2000. The amendments provide that no further benefits would accrue to any current or future

--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

Directors and include a one-time payment of benefits accrued under the Plan to Directors as calculated based on certain actuarial assumptions. At each Director's election, this one-time payment could be transferred into the Director's Deferred Compensation Plan or be paid to them in a lump sum cash distribution. Two retired directors will continue to receive benefits under the provisions of the Plan. The actuarially computed pension expense allocated to the Fund for the year ended June 30, 2001 was $126 and the accrued liability was $5,867.

NOTE 3--CAPITAL SHARE TRANSACTIONS
The Fund is authorized to issue up to 85 million shares of $.001 par value capital stock (50 million Class A Shares, 2 million Class B Shares, 15 million Class C Shares, 15 million Institutional Class Shares and 3 million undesignated). Transactions in capital shares were as follows:

                                                        Class A Shares
              --------------------------------------------------------
                For the Six Months Ended            For the Year Ended
                         June 30, 2001 1             December 31, 2000
              --------------------------    --------------------------
                  Shares          Amount       Shares           Amount
               ---------      ----------    ---------       ----------
Sold           3,640,192    $ 37,999,221      708,357     $  7,175,682
Reinvested        70,694         736,388      170,952        1,710,984
Redeemed      (3,899,381)    (40,688,249)  (1,343,734)     (13,497,153)
              ----------    ------------   ----------     ------------
Net decrease    (188,495)   $ (1,952,640)    (464,425)    $ (4,610,487)
              ==========    ============   ==========     ============

                                                   Institutional Class
              --------------------------------------------------------
                For the Six Months Ended            For the Year Ended
                         June 30, 2001 1             December 31, 2000
              --------------------------    --------------------------
                  Shares          Amount       Shares           Amount
               ---------      ----------    ---------       ----------
Sold             885,510     $ 9,362,113    1,463,454     $ 14,872,725
Reinvested        32,291         341,261       37,034          375,956
Redeemed        (846,242)    $(8,962,029)  (1,138,325)     (11,525,357)
              ----------     -----------   ----------     ------------
Net increase      71,559     $   741,345      362,163     $  3,723,324
              ==========     ===========   ==========     ============

--------------------------------------------------------------------------------
1 Unaudited.

NOTE 4--PURCHASES AND SALES OF
        INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term or US obligations, for the six months ended June 30, 2001, were $26,111,845 and $19,434,789, respectively.

For federal income tax purposes, the tax basis of investments held at June 30, 2001 was $82,342,560. The aggregate gross unrealized appreciation for all investments at June 30, 2001, was $1,317,192 and the aggregate gross unrealized depreciation for all investments was $266,196.

NOTE 5--CAPITAL LOSSES
At June 30, 2001, capital loss carryforwards available as a reduction against future net realized capital gains consisted of $3,803,304, of which $2,711,626 expires in 2003, $35,124 expires in 2004, $288,041 expires in 2007 and $768,513 expires in 2008.

NOTE 6--ADDITIONAL INFORMATION
On May 7, 2001, the name of the 'Flag Investors' family of mutual funds was changed to 'Deutsche Asset Management.' This change affected the name of the Fund, and resulted in modifications to the presentation of the Fund's periodic reports.

NOTE 7--CONCENTRATION OF OWNERSHIP
From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2001, there was one shareholder who held 47% of the outstanding shares of the Short-Intermediate Income Fund.

--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                             DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                             PO BOX 219210
                             KANSAS CITY, MO 64121-9210
or call toll-free:           1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


Short-Intermediate Income Fund
   Class A Shares                                             CUSIP #82524T101
   Institutional Class                                        CUSIP #8254T200
                                                              BDSHORTSA (08/01)

Distributed by:
ICC Distributors, Inc.